Basis of Presentation of the Consolidated Financial Statements - General price indexes (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Jan. 01, 2018 USD ($)
Disclosure of initial application of standards or interpretations [line items]
From January to December 2018			47.84
From January to December 2019		53.64%
From January to December 2020	36.13%
Retained Earnings	$ 5,415,698	$ 5,474,411
Shareholders Of Enel America
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings				$ 668,693
IAS 29 [Member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings		$ 961,107		$ 961,107